Subsequent Events (Details) - Forecast [Member]	1 Months Ended
Apr. 30, 2024 USD ($) $ / shares
Subsequent Event [Line Items]
Cash dividend per common share | $ / shares	$ 0.28
Cash dividend paid | $	$ 15,600